UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Bonds and Notes—99.2% †		Principal Amount	Fair Value
U.S. Treasuries—15.3%
U.S. Treasury Bonds
2.50%	02/15/45	$96,000	$88,378
3.13%	11/15/41	5,944,000	6,267,823
U.S. Treasury Notes
0.63%	05/31/17	3,318,100	3,320,562	(a)
1.38%	07/31/18	3,651,800	3,700,727	(a)
1.38%	05/31/20	15,039,000	15,066,025
1.88%	08/31/22	11,553,100	11,650,885
2.13%	05/15/25	5,325,800	5,357,840	(a)
			45,452,240
Agency Mortgage Backed—27.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	24,085	26,169	(a)
5.00%	07/01/35 - 06/01/41	1,360,090	1,518,174	(a)
5.50%	05/01/20 - 01/01/38	347,826	392,924
5.50%	04/01/39	80,384	89,323	(a)
6.00%	04/01/17 - 06/01/37	245,850	277,828
6.00%	04/01/29 - 11/01/37	584,184	664,996	(a)
6.50%	07/01/29	2,130	2,435	(a)
7.00%	10/01/16	475	479
7.00%	01/01/27 - 08/01/36	134,656	153,068	(a)
7.50%	11/01/29 - 09/01/33	8,420	9,035	(a)
8.00%	11/01/30	6,218	6,814	(a)
Federal National Mortgage Assoc.
2.22%	04/01/37	2,800	2,853	(b)
3.00%	02/01/43 - 06/01/43	13,245,169	13,467,325
3.50%	11/01/42 - 08/01/45	7,496,286	7,829,302
4.00%	05/01/19 - 03/01/44	6,791,377	7,286,313
4.50%	05/01/18 - 01/01/41	6,236,033	6,772,438
5.00%	07/01/20 - 06/01/41	2,242,016	2,517,473
5.50%	06/01/20 - 01/01/39	1,770,323	1,973,991
6.00%	05/01/19 - 05/01/41	3,257,712	3,704,168
6.50%	07/01/17 - 08/01/36	198,569	224,109
7.00%	10/01/16 - 02/01/34	24,266	25,943
7.50%	12/01/26 - 12/01/33	79,776	92,779
8.00%	06/01/24 - 01/01/33	27,612	31,410
8.50%	04/01/30	4,205	5,182
9.00%	12/01/17 - 12/01/22	8,720	9,483
2.50%	TBA	7,937,956	8,092,498	(c)
4.00%	TBA	3,729,964	3,971,393	(c)
6.50%	TBA	878,000	1,005,053	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	2,300,429	2,360,308
3.50%	05/20/43	2,940,081	3,089,280
4.00%	01/20/41 - 04/20/43	3,514,938	3,775,959
4.50%	08/15/33 - 03/20/41	1,810,502	1,969,445
5.00%	08/15/33	87,967	98,163
6.00%	04/15/27 - 09/15/36	373,432	433,248
6.50%	04/15/19 - 09/15/36	141,033	161,871
7.00%	11/15/27 - 10/15/36	88,120	98,047
7.50%	03/15/23 - 11/15/31	35,408	37,110

8.00%	09/15/27 - 06/15/30	32,448	34,046
8.50%	10/15/17	5,108	5,303
9.00%	11/15/16 - 12/15/21	12,616	13,222
3.00%	TBA	2,031,275	2,072,813	(c)
3.50%	TBA	2,503,500	2,623,100	(c)
4.00%	TBA	2,628,537	2,801,781	(c)
5.00%	TBA	1,167,000	1,282,424	(c)
5.50%	TBA	435,000	486,427	(c)
			81,495,505
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	1,821	1,820	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,463,527	4,291	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,112,972	82,622	(f)
4.50%	03/15/18	5,185	8	(f)
5.00%	10/15/18 - 02/15/38	19,761	331	(f)
5.50%	06/15/33	79,809	15,635	(f)
6.39%	08/15/25	423,668	46,802	(b,f)
8.00%	04/15/20	949	990
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,459	1,401	(d,e)
5.74%	08/15/43	811,007	184,415	(b,f)
8.00%	02/01/23 - 07/01/24	5,467	1,153	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	3,466	3,405	(d,e)
1.22%	12/25/42	339,631	11,875	(b,f)
5.00%	02/25/40 - 09/25/40	575,096	62,655	(f)
5.81%	07/25/38	114,119	16,680	(b,f)
8.00%	05/25/22	7	123	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	88,732	83,158	(d,e)
4.50%	08/25/35 - 01/25/36	191,363	31,387	(f)
5.00%	03/25/38 - 05/25/38	108,337	18,940	(f)
5.50%	12/25/33	25,883	5,109	(f)
6.00%	01/25/35	95,173	18,405	(f)
7.50%	11/25/23	16,671	3,457	(f)
8.00%	08/25/23 - 07/25/24	10,995	2,338	(f)
8.50%	03/25/17 - 07/25/22	5,751	685	(f)
9.00%	05/25/22	2,933	533	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	955,732	58,978	(f)
5.00%	12/20/35 - 09/20/38	504,630	28,530	(f)
6.03%	02/20/40	347,492	59,023	(b,f)
6.59%	01/16/40	593,475	110,579	(b,f)
			855,328
Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.49%	01/15/19	500,000	499,289	(b)
Chase Funding Trust 2004-1
3.99%	11/25/33	287,413	293,283	(g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,058
			942,630

Corporate Notes—44.3%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	295,947	(a)
3M Co.
2.00%	08/07/20	417,000	422,598
ABB Finance USA Inc.
1.63%	05/08/17	392,000	394,251	(a,h)
AbbVie Inc.
1.75%	11/06/17	372,000	373,105	(a,h)
2.00%	11/06/18	423,000	424,613	(a,h)
2.50%	05/14/20	415,000	412,708	(a,h)
3.60%	05/14/25	167,000	164,707	(a,h)
4.70%	05/14/45	85,000	82,470	(a,h)
ACCO Brands Corp.
6.75%	04/30/20	426,000	443,040	(a,h)
ACE INA Holdings Inc.
3.15%	03/15/25	292,000	284,776	(a,h)
Actavis Funding SCS
1.30%	06/15/17	489,000	484,577	(a,h)
3.00%	03/12/20	208,000	208,182	(a,h)
3.45%	03/15/22	292,000	288,653	(a,h)
3.80%	03/15/25	217,000	209,630	(a,h)
Activision Blizzard Inc.
5.63%	09/15/21	428,000	450,470	(a,h,i)
Aetna Inc.
3.50%	11/15/24	468,000	465,552	(a,h)
Agrium Inc.
3.38%	03/15/25	104,000	98,461	(a,h)
4.90%	06/01/43	189,000	184,428	(a,h)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	190,524	(a,i)
Altria Group Inc.
2.95%	05/02/23	210,000	203,862	(a,h)
4.50%	05/02/43	210,000	200,595	(a,h)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	199,035	(a)
5.00%	03/30/20	317,000	346,259	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	278,302	(a,h)
6.63%	10/15/22	84,000	84,420	(a,h)
American Campus Communities Inc.
3.35%	10/01/20	167,000	168,993
American Campus Communities Operating Partnership LP
4.13%	07/01/24	124,000	124,657	(a,h)
American Electric Power Company Inc.
2.95%	12/15/22	332,000	322,384	(a,h)
American Express Co.
3.63%	12/05/24	215,000	212,719	(a,h)
American Express Credit Corp.
2.60%	09/14/20	417,000	418,901
American International Group Inc.
3.75%	07/10/25	417,000	423,477	(a)
4.13%	02/15/24	125,000	131,322	(a,h)
4.50%	07/16/44	83,000	81,498	(a,h)
4.80%	07/10/45	208,000	212,339	(a)
American Tower Corp. (REIT)
3.40%	02/15/19	513,000	528,069	(a,h)

Amgen Inc.
2.20%	05/22/19	612,000	614,528	(a,h)
3.13%	05/01/25	265,000	253,738	(a,h)
Amkor Technology Inc.
6.63%	06/01/21	429,000	407,550	(a,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	221,000	233,813	(a,h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	492,795	(a,h)
Anthem Inc.
3.30%	01/15/23	211,000	208,803	(a,h)
Apache Corp.
5.10%	09/01/40	208,000	198,619	(a,h)
Apple Inc.
2.50%	02/09/25	300,000	284,961	(a,h)
2.85%	05/06/21	634,000	650,218	(a,h)
3.45%	02/09/45	210,000	177,782	(a,h)
Aramark Services Inc.
5.75%	03/15/20	457,000	474,994	(a,h)
Ascension Health
4.85%	11/15/53	326,000	353,815	(a,h)
AT&T Inc.
2.38%	11/27/18	458,000	462,866	(a,h)
2.45%	06/30/20	625,000	615,367	(a,h)
3.40%	05/15/25	628,000	599,423	(a,h)
4.50%	05/15/35	208,000	190,282	(a,h)
4.75%	05/15/46	106,000	97,127	(a,h)
4.80%	06/15/44	163,000	150,693	(a,h)
AutoNation Inc.
4.50%	10/01/25	292,000	297,611
AutoZone Inc.
3.25%	04/15/25	217,000	212,862	(a,h)
Bank of America Corp.
1.70%	08/25/17	1,050,000	1,052,759	(a,h)
2.60%	01/15/19	147,000	148,494	(a,h)
3.88%	08/01/25	82,000	83,139	(a)
3.95%	04/21/25	473,000	460,151	(a,h)
4.00%	01/22/25	207,000	202,873	(a,h)
4.10%	07/24/23	218,000	226,500	(a,h)
4.25%	10/22/26	375,000	370,731	(a,h)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,208,233	(a,h,i)
Barclays PLC
5.25%	08/17/45	205,000	206,459	(a)
Barrick Gold Corp.
4.10%	05/01/23	210,000	185,831	(a,h)
Baxalta Inc.
2.88%	06/23/20	417,000	416,844	(a,i)
4.00%	06/23/25	417,000	417,646	(a,i)
Bed Bath & Beyond Inc.
4.92%	08/01/34	61,000	57,986	(a,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	397,365	(a,h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	196,593	(a,h)
Berkshire Hathaway Inc.
4.50%	02/11/43	3,000	2,989	(a,h)
Berry Plastics Corp.
5.13%	07/15/23	260,000	245,050	(h)

BHP Billiton Finance USA Ltd.
5.00%	09/30/43	212,000	214,428	(a,h)
Biogen Inc.
2.90%	09/15/20	623,000	629,305
4.05%	09/15/25	415,000	419,226
5.20%	09/15/45	290,000	292,624
Bombardier Inc.
4.75%	04/15/19	251,000	202,055	(a,h,i)
5.50%	09/15/18	86,000	74,390	(h,i)
6.00%	10/15/22	251,000	186,368	(a,h,i)
7.75%	03/15/20	299,000	255,645	(a,h,i)
Boston Scientific Corp.
3.85%	05/15/25	210,000	206,556	(h)
BP Capital Markets PLC
1.38%	05/10/18	211,000	209,504	(a,h)
3.81%	02/10/24	512,000	522,858	(a,h)
Branch Banking & Trust Co.
3.63%	09/16/25	430,000	430,348
3.80%	10/30/26	255,000	258,713	(a)
Building Materials Corporation of America
5.38%	11/15/24	516,000	509,550	(i)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	145,000	146,636
Calpine Corp.
5.75%	01/15/25	251,000	234,685	(a,h)
5.88%	01/15/24	565,000	581,950	(a,h,i)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	431,000	387,900
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	141,636
Caterpillar Inc.
4.30%	05/15/44	211,000	204,752	(a,h)
Catholic Health Initiatives
2.60%	08/01/18	125,000	127,625
4.35%	11/01/42	130,000	120,846
CBS Corp.
3.70%	08/15/24	319,000	313,111	(a,h)
CCO Safari II LLC
3.58%	07/23/20	313,000	310,694	(i)
4.91%	07/23/25	313,000	311,499	(i)
6.38%	10/23/35	42,000	42,493	(i)
6.48%	10/23/45	83,000	83,735	(i)
Celgene Corp.
2.88%	08/15/20	292,000	294,649	(a)
3.88%	08/15/25	417,000	417,078	(a)
5.00%	08/15/45	208,000	206,315	(a)
CenturyLink Inc.
5.80%	03/15/22	862,000	737,010
Cequel Capital Corp.
5.13%	12/15/21	484,000	426,222	(a,h,i)
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	235,248	(a,h)
Cigna Corp.
3.25%	04/15/25	417,000	403,752
Cinemark USA Inc.
4.88%	06/01/23	431,000	411,605

Citigroup Inc.
1.55%	08/14/17	917,000	918,023	(a)
1.75%	05/01/18	419,000	416,374	(a,h)
1.85%	11/24/17	200,000	200,469	(a)
3.30%	04/27/25	208,000	202,599	(a)
4.40%	06/10/25	417,000	419,391	(a)
4.65%	07/30/45	333,000	332,150	(a)
CMS Energy Corp.
4.88%	03/01/44	209,000	217,031	(a,h)
CNA Financial Corp.
5.88%	08/15/20	326,000	370,804	(a,h)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	426,215	(a)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	396,000	(a,h,i)
Colgate-Palmolive Co.
4.00%	08/15/45	208,000	207,917
Columbia Pipeline Group Inc.
3.30%	06/01/20	292,000	292,871	(i)
4.50%	06/01/25	209,000	202,879	(i)
Comcast Corp.
3.38%	08/15/25	917,000	924,053	(a)
4.20%	08/15/34	206,000	203,193	(a,h)
4.60%	08/15/45	210,000	214,662	(a)
Commonwealth Bank of Australia
0.75%	01/15/16	547,000	546,907	(a,i)
ConocoPhillips Co.
3.35%	11/15/24	416,000	406,398
Continental Resources Inc.
3.80%	06/01/24	91,000	73,809
4.50%	04/15/23	82,000	71,207
4.90%	06/01/44	47,000	33,601	(a)
Corp Andina de Fomento
4.38%	06/15/22	604,000	655,569	(a,h)
Corp Nacional del Cobre de Chile
4.50%	09/16/25	200,000	192,125	(i)
COX Communications Inc.
4.70%	12/15/42	92,000	78,189	(a,h,i)
Credit Suisse AG
1.70%	04/27/18	411,000	409,382
2.60%	05/27/16	405,000	409,490	(a,i)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	244,731	(i)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	511,000	500,780	(a,h)
CSX Corp.
4.50%	08/01/54	124,000	114,977	(a,h)
CVS Health Corp.
2.25%	08/12/19	618,000	624,663	(a,h)
3.88%	07/20/25	417,000	429,847
5.13%	07/20/45	312,000	335,385
Daimler Finance North America LLC
2.38%	08/01/18	628,000	628,908	(a,h,i)
Danaher Corp.
2.40%	09/15/20	290,000	292,700
3.35%	09/15/25	415,000	423,330
4.38%	09/15/45	195,000	201,691

Dean Foods Co.
6.50%	03/15/23	205,000	208,075	(a,i)
Denbury Resources Inc.
5.50%	05/01/22	431,000	256,445
6.38%	08/15/21	276,000	173,880	(a,h)
Deutsche Bank AG
4.50%	04/01/25	423,000	409,833	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	859,752	(a,h,i)
Diageo Investment Corp.
2.88%	05/11/22	506,000	500,546	(a,h)
DigitalGlobe Inc.
5.25%	02/01/21	427,000	404,582	(a,h,i)
DIRECTV Holdings LLC
4.45%	04/01/24	319,000	327,239	(a,h)
Discover Bank
3.10%	06/04/20	291,000	293,817
Dollar General Corp.
1.88%	04/15/18	410,000	409,622	(a)
4.13%	07/15/17	412,000	424,819	(a,h)
Dollar Tree Inc.
5.75%	03/01/23	517,000	536,387	(i)
Dominion Resources Inc.
1.95%	08/15/16	783,000	788,304	(a,h)
Duke Energy Corp.
3.75%	04/15/24	188,000	193,552	(a,h)
Duke Energy Progress LLC
4.15%	12/01/44	125,000	125,763	(a)
Eastman Chemical Co.
3.60%	08/15/22	416,000	418,512	(a)
Ecopetrol S.A.
5.88%	05/28/45	104,000	79,300	(a,h)
Electricite de France S.A.
2.15%	01/22/19	838,000	846,662	(a,h,i)
Eli Lilly & Co.
2.75%	06/01/25	208,000	204,795	(a)
3.70%	03/01/45	41,000	38,603	(a)
EMD Finance LLC
3.25%	03/19/25	208,000	201,628	(a,i)
Energizer Holdings Inc.
5.50%	06/15/25	433,000	421,634	(i)
Energy Transfer Equity LP
5.88%	01/15/24	844,000	760,022	(a,h)
Energy Transfer Partners LP
4.05%	03/15/25	83,000	73,350	(a)
5.15%	03/15/45	146,000	113,892	(a)
6.50%	02/01/42	344,000	315,668	(a,h)
Ensco PLC
4.50%	10/01/24	209,000	154,396	(a)
5.20%	03/15/25	333,000	253,438	(a)
5.75%	10/01/44	86,000	59,494	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	415,000	392,153
ERP Operating LP
4.50%	07/01/44	83,000	83,607	(a,h)
European Investment Bank
4.88%	01/17/17	850,000	896,162	(a,h)

FedEx Corp.
3.20%	02/01/25	130,000	126,110	(a)
4.10%	02/01/45	2,000	1,812	(a)
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	265,000	251,750
5.25%	04/15/23	200,000	186,500
Five Corners Funding Trust
4.42%	11/15/23	457,000	477,985	(a,h,i)
Florida Power & Light Co.
4.13%	02/01/42	222,000	224,252	(a,h)
Ford Motor Credit Company LLC
2.46%	03/27/20	625,000	611,990	(a)
3.22%	01/09/22	440,000	425,873	(a)
5.88%	08/02/21	318,000	359,977	(a)
Freeport-McMoRan Inc.
4.55%	11/14/24	188,000	140,060	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	344,000	370,660	(a,h,i)
Frontier Communications Corp.
7.13%	03/15/19	526,000	516,446	(a,h)
11.00%	09/15/25	220,000	212,850	(i)
General Motors Co.
5.20%	04/01/45	42,000	39,415	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	292,000	289,506
3.20%	07/13/20	834,000	822,767	(a)
4.30%	07/13/25	417,000	403,411	(a)
Georgia-Pacific LLC
3.60%	03/01/25	625,000	624,452	(a,i)
Gilead Sciences Inc.
2.55%	09/01/20	210,000	211,313
3.65%	03/01/26	235,000	236,094
4.75%	03/01/46	195,000	195,899
4.80%	04/01/44	94,000	94,548	(a,h)
Grupo Televisa SAB
5.00%	05/13/45	204,000	184,290	(a)
HCA Inc.
4.75%	05/01/23	693,000	695,425	(a,h)
6.50%	02/15/20	392,000	427,280	(a,h)
HSBC Holdings PLC
4.25%	08/18/25	201,000	198,065
HSBC USA Inc.
2.75%	08/07/20	624,000	626,261
Humana Inc.
3.85%	10/01/24	212,000	213,279	(a)
Hyundai Capital America
2.13%	10/02/17	189,000	189,655	(a,h,i)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	427,567	(a,h)
ING Bank N.V.
2.70%	08/17/20	200,000	202,569	(i)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	285,731	(a)
Ingles Markets Inc.
5.75%	06/15/23	522,000	536,355	(a,h)
Intel Corp.
2.45%	07/29/20	208,000	210,758

Intelsat Jackson Holdings S.A.
5.50%	08/01/23	417,000	344,025	(a,h)
International Business Machines Corp.
3.63%	02/12/24	426,000	438,974	(a)
Interstate Power & Light Co.
3.40%	08/15/25	415,000	422,188
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	124,337	(a,i)
Invesco Finance PLC
3.13%	11/30/22	573,000	580,830	(a,h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	126,300	(a,h,i)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	345,000	317,400	(i)
5.88%	07/15/24	232,000	217,500	(a,h,i)
Jefferies Group LLC
5.13%	01/20/23	168,000	168,331	(a,h)
6.50%	01/20/43	140,000	132,912	(a,h)
Johnson Controls Inc.
4.63%	07/02/44	204,000	187,203	(a,h)
JPMorgan Chase & Co.
1.70%	03/01/18	417,000	416,051	(a)
3.88%	09/10/24	617,000	611,104	(a,h)
3.90%	07/15/25	208,000	211,853	(a)
5.00%	12/29/49	299,000	290,777	(a,b,h)
6.10%	10/29/49	500,000	496,750	(a,b)
KB Home
7.00%	12/15/21	506,000	507,265	(a,h)
Keysight Technologies Inc.
4.55%	10/30/24	415,000	404,215	(a,i)
KFW
2.00%	10/04/22	929,000	932,894	(a,h)
4.50%	07/16/18	238,000	260,358	(a,h)
Kilroy Realty LP
4.38%	10/01/25	105,000	105,955
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	121,207	(a,h)
4.30%	05/01/24	214,000	195,367	(a,h)
Kinder Morgan Inc.
5.55%	06/01/45	125,000	103,829	(a)
Kinross Gold Corp.
6.88%	09/01/41	30,000	22,611	(a,h)
Korea National Oil Corp.
2.88%	11/09/15	278,000	278,575	(a,h,i)
Kraft Heinz Foods Co.
2.80%	07/02/20	626,000	630,102	(a,i)
3.95%	07/15/25	543,000	555,588	(a,i)
L Brands Inc.
5.63%	02/15/22	443,000	468,472	(a,h)
L-3 Communications Corp.
1.50%	05/28/17	286,000	283,386	(a,h)
Lee Enterprises Inc.
9.50%	03/15/22	347,000	316,637	(a,i)
Lennar Corp.
4.50%	11/15/19	516,000	520,386	(a)
4.75%	05/30/25	174,000	166,170
Levi Strauss & Co.
5.00%	05/01/25	259,000	253,820

Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	448,855	(a,h,i)
Lockheed Martin Corp.
3.80%	03/01/45	108,000	98,492	(a)
Lowe’s Companies Inc.
4.38%	09/15/45	165,000	166,906
LyondellBasell Industries N.V.
4.63%	02/26/55	83,000	70,391
Macquarie Bank Ltd.
4.88%	06/10/25	423,000	422,276	(i)
Marathon Petroleum Corp.
3.63%	09/15/24	415,000	401,060	(a,h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	288,000	287,760	(a,h)
3.75%	03/14/26	290,000	291,602
Mattel Inc.
2.35%	05/06/19	633,000	632,590	(a,h)
Medtronic Inc.
2.50%	03/15/20	125,000	126,684
3.50%	03/15/25	500,000	510,172
4.63%	03/15/45	210,000	216,530
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	152,630	(a,h)
Merck & Company Inc.
2.75%	02/10/25	215,000	209,268	(a)
MetLife Inc.
4.05%	03/01/45	104,000	97,212	(a)
4.72%	12/15/44	128,000	132,344	(a)
MGM Resorts International
5.25%	03/31/20	258,000	254,130	(a)
6.63%	12/15/21	431,000	441,775	(a)
Microsoft Corp.
4.00%	02/12/55	217,000	196,586	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	511,451	(a,h,i)
Monsanto Co.
3.38%	07/15/24	203,000	195,218	(a,h)
4.70%	07/15/64	120,000	103,270	(a,h)
Morgan Stanley
2.65%	01/27/20	210,000	210,993	(a)
3.70%	10/23/24	416,000	417,984	(a)
3.95%	04/23/27	417,000	401,604	(a)
4.00%	07/23/25	25,000	25,550	(a)
4.10%	05/22/23	390,000	394,724	(a,h)
4.88%	11/01/22	406,000	432,563	(a,h)
5.00%	11/24/25	161,000	171,179	(a,h)
Motorola Solutions Inc.
4.00%	09/01/24	141,000	127,237	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	233,095	(a,i)
NCL Corporation Ltd.
5.00%	02/15/18	222,000	225,330	(a,h)
Newfield Exploration Co.
5.63%	07/01/24	445,000	420,525	(a,h)
5.75%	01/30/22	451,000	437,470	(a,h)
Newmont Mining Corp.
4.88%	03/15/42	158,000	122,014	(a,h)

Nexen Energy ULC
6.40%	05/15/37	223,000	262,279	(a,h)
Noble Energy Inc.
3.90%	11/15/24	249,000	231,572	(a)
Northern States Power Co.
2.20%	08/15/20	417,000	419,631
Northrop Grumman Corp.
3.85%	04/15/45	49,000	44,099	(a)
NRG Energy Inc.
6.25%	07/15/22	257,000	233,870	(a)
Occidental Petroleum Corp.
3.50%	06/15/25	417,000	415,828
Omnicom Group Inc.
3.63%	05/01/22	170,000	172,011	(a,h)
Oracle Corp.
2.25%	10/08/19	818,000	827,433	(a,h)
2.95%	05/15/25	215,000	209,608
4.13%	05/15/45	85,000	80,205
Owens & Minor Inc.
3.88%	09/15/21	415,000	418,689	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	618,793	(a)
PacifiCorp
6.25%	10/15/37	8,000	10,191	(a,h)
Penn National Gaming Inc.
5.88%	11/01/21	261,000	263,284
People’s United Bank NA
4.00%	07/15/24	478,000	478,454	(a)
PepsiCo Inc.
3.10%	07/17/22	209,000	214,056
4.25%	10/22/44	123,000	121,630	(a)
4.60%	07/17/45	125,000	130,629
Petrobras Global Finance BV
3.50%	02/06/17	143,000	127,270	(a,h)
3.88%	01/27/16	159,000	156,218	(a,h)
Petroleos Mexicanos
3.50%	01/30/23	197,000	177,300	(a,h)
Philip Morris International Inc.
4.13%	03/04/43	209,000	197,789	(a,h)
Phillips 66 Partners LP
2.65%	02/15/20	125,000	122,965	(a)
3.61%	02/15/25	208,000	190,763	(a)
Pitney Bowes Inc.
4.63%	03/15/24	358,000	360,820	(a,h)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	125,000	125,464
PNC Bank NA
2.40%	10/18/19	440,000	443,886	(a)
Precision Castparts Corp.
4.38%	06/15/45	125,000	125,134
Principal Financial Group Inc.
4.70%	05/15/55	415,000	411,887	(b)
Prudential Financial Inc.
5.38%	05/15/45	209,000	207,433	(b)
5.63%	06/15/43	257,000	265,224	(a,b,h)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	610,350	(a,h)

QUALCOMM Inc.
2.25%	05/20/20	166,000	165,581
3.45%	05/20/25	148,000	139,753
4.80%	05/20/45	149,000	130,298
Quest Diagnostics Inc.
4.70%	03/30/45	125,000	113,826	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	292,000	269,941
Revlon Consumer Products Corp.
5.75%	02/15/21	1,308,000	1,268,760	(a,h)
Reynolds American Inc.
4.45%	06/12/25	209,000	218,688
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	104,000	101,442
Roche Holdings Inc.
3.35%	09/30/24	445,000	455,120	(a,i)
Rockwood Specialties Group Inc.
4.63%	10/15/20	995,000	1,029,910	(a)
Rowan Companies Inc.
5.85%	01/15/44	84,000	52,488	(a,h)
Royal Bank of Canada
1.20%	09/19/17	663,000	663,060	(a,h)
Ryder System Inc.
2.45%	09/03/19	507,000	508,548	(a,h)
Santander Bank NA
2.00%	01/12/18	508,000	506,289	(a)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	225,000	238,500	(a,i,j)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	240,000	247,500	(a,h,i,j)
Sealed Air Corp.
4.88%	12/01/22	258,000	255,097	(a,i)
5.13%	12/01/24	258,000	252,840	(a,i)
Shell International Finance BV
3.40%	08/12/23	642,000	655,998	(a,h)
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	441,830	(a)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	319,963	(a,h,i)
Southern California Edison Co.
2.40%	02/01/22	165,000	163,267	(a)
Spectra Energy Partners LP
4.75%	03/15/24	205,000	211,901	(a,h)
Sprint Corp.
7.25%	09/15/21	235,000	192,406	(a)
7.63%	02/15/25	472,000	365,505	(a)
State Street Corp.
3.55%	08/18/25	415,000	423,398
Statoil ASA
3.70%	03/01/24	638,000	655,671	(a,h)
4.80%	11/08/43	92,000	97,923	(a,h)
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	173,000	170,405	(i)
SUPERVALU Inc.
6.75%	06/01/21	433,000	420,010

T-Mobile USA Inc.
6.25%	04/01/21	69,000	68,759	(a,h)
6.63%	04/01/23	431,000	426,690
Talisman Energy Inc.
6.25%	02/01/38	172,000	146,681	(a,h)
Tampa Electric Co.
4.35%	05/15/44	204,000	208,924	(a,h)
Tanger Properties LP
3.75%	12/01/24	47,000	46,533	(a)
Target Corp.
3.50%	07/01/24	60,000	62,637	(a,h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	208,456	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	415,000	426,909	(a,i)
Teck Resources Ltd.
2.50%	02/01/18	122,000	98,744
3.75%	02/01/23	39,000	23,790	(a,h)
Telecom Italia S.p.A.
5.30%	05/30/24	850,000	830,875	(a,i)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	159,580	(a,h)
6.00%	10/01/20	416,000	438,880	(a,h)
The Allstate Corp.
5.75%	08/15/53	235,000	243,307	(a,b,h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	601,333	(a,i)
The Boeing Co.
2.85%	10/30/24	291,000	288,909	(h)
The Dow Chemical Co.
3.50%	10/01/24	218,000	208,175	(a)
4.25%	10/01/34	213,000	199,012	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	507,544	(a,h)
2.60%	04/23/20	415,000	416,129	(a)
2.63%	01/31/19	207,000	209,563	(a,h)
2.90%	07/19/18	179,000	183,645	(a,h)
3.75%	05/22/25	356,000	356,739
4.00%	03/03/24	501,000	515,660	(a,h)
4.80%	07/08/44	244,000	247,344	(a,h)
5.15%	05/22/45	209,000	205,145
The Home Depot Inc.
3.35%	09/15/25	292,000	297,363
The Korea Development Bank
3.25%	03/09/16	380,000	383,550	(a,h)
3.38%	09/16/25	205,000	207,870
4.00%	09/09/16	220,000	225,775	(a)
The Kroger Co.
2.95%	11/01/21	291,000	291,625	(a)
The Progressive Corp.
3.70%	01/26/45	168,000	150,254	(a)
The Williams Companies Inc.
8.75%	03/15/32	82,000	78,018	(a,h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	415,000	423,039	(a,i)
Time Inc.
5.75%	04/15/22	433,000	404,855	(a,h,i)

Time Warner Cable Inc.
4.50%	09/15/42	42,000	33,206	(a)
6.55%	05/01/37	123,000	120,857	(a,h)
Time Warner Inc.
3.60%	07/15/25	229,000	224,237	(a)
5.35%	12/15/43	359,000	377,700	(a,h)
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	415,935	(a,h)
Tyco International Finance S.A.
5.13%	09/14/45	125,000	130,704
Tyson Foods Inc.
2.65%	08/15/19	206,000	207,553	(a,h)
3.95%	08/15/24	137,000	139,550	(a,h)
5.15%	08/15/44	137,000	143,723	(a,h)
U.S. Bancorp
3.44%	02/01/16	645,000	650,463	(a,h)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	200,000	200,381	(i)
4.13%	09/24/25	250,000	248,799	(i)
Ultra Petroleum Corp.
6.13%	10/01/24	428,000	243,960	(a,i)
United Rentals North America Inc.
6.13%	06/15/23	340,000	338,937	(a,h)
UnitedHealth Group Inc.
2.70%	07/15/20	501,000	512,638
4.75%	07/15/45	332,000	350,464
US Bank NA
2.80%	01/27/25	310,000	301,007	(a)
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	345,000	328,612	(i)
6.38%	10/15/20	229,000	227,712	(a,h,i)
Ventas Realty LP
4.13%	01/15/26	169,000	170,352
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,016,574	(a,h)
3.50%	11/01/24	207,000	203,524	(a)
4.15%	03/15/24	415,000	429,268	(a)
4.40%	11/01/34	208,000	193,535	(a)
4.67%	03/15/55	146,000	125,721
4.86%	08/21/46	208,000	195,044
5.05%	03/15/34	128,000	127,704	(a,h)
5.15%	09/15/23	229,000	252,974	(a,h)
6.55%	09/15/43	141,000	166,584	(a)
Virgin Media Finance PLC
5.75%	01/15/25	435,000	408,900	(i)
Volkswagen Group of America Finance LLC
0.77%	11/20/17	206,000	191,308	(b,i)
2.13%	05/23/19	152,000	141,832	(a,h,i)
2.45%	11/20/19	205,000	191,583	(a,i)
W.R. Grace & Co.
5.13%	10/01/21	160,000	158,000	(i)
5.63%	10/01/24	428,000	419,440	(a,i)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	182,987	(a,h)
Weatherford International Ltd.
6.75%	09/15/40	105,000	80,143	(a,h)

Wells Fargo & Co.
3.00%	02/19/25	208,000	200,142	(a)
3.55%	09/29/25	315,000	315,118
3.90%	05/01/45	208,000	191,149
4.10%	06/03/26	474,000	478,187	(a,h)
4.30%	07/22/27	167,000	170,197
5.88%	12/29/49	290,000	296,887	(a,b)
5.90%	12/29/49	273,000	273,000	(a,b,h)
Williams Partners LP
5.40%	03/04/44	42,000	33,531	(a)
Windstream Services LLC
6.38%	08/01/23	400,000	288,240	(a,h)
WMG Acquisition Corp.
6.00%	01/15/21	90,000	90,000	(i)
WPP Finance 2010
3.75%	09/19/24	415,000	413,552	(a)
WPX Energy Inc.
5.25%	01/15/17	399,000	397,005	(a,h)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	430,000	368,725	(a,i)
XLIT Ltd.
5.25%	12/15/43	175,000	184,877	(a,h)
Yamana Gold Inc.
4.95%	07/15/24	173,000	154,582	(a)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	203,678	(a)
			132,003,800
Non-Agency Collateralized Mortgage Obligations—9.5%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	622,134	(i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	196,076
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	912,105	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	27,835	29,640	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	142,890	154,055	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	97,051	96,964	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.32%	09/10/47	81,723	81,638	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	165,040	172,165	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.80%	04/12/38	210,000	213,733	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	462,819	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	834,000	740,997	(b,i)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	200,411	150,526
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	825,222	866,000
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	187,237	(b,i)

COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	263,116	(b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	195,777	175,779	(b,i)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	204,175	202,020	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	403,396	421,385
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	197,046	186,543	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	401,080	305,885
3.70%	08/10/55	400,511	418,451
4.52%	08/10/55	360,571	347,663	(b)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	196,196	199,405	(b)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	395,784	400,351	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.65%	02/15/39	715,000	719,758	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	240,335	189,394	(b)
4.26%	08/15/48	320,447	326,839	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.50%	11/10/45	960,931	99,753	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	220,423	(i)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	409,119	413,880
5.47%	08/10/44	190,000	214,175	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	228,514
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	425,614	(i)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	2,742,351	199,747	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	220,408	169,678
4.56%	07/10/48	103,472	101,674	(b)
Impac CMB Trust Series 2004-5
0.91%	10/25/34	146,666	140,953	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.02%	12/15/47	1,237,364	101,773	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	277,382
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	667,578	691,535
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	133,087	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	181,145	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	310,000	321,285	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	216,168	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	394,870	314,905	(b)

JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	1,001,855	972,845	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	600,916	632,239
LB-UBS Commercial Mortgage Trust 2004-C8
0.75%	12/15/39	285,392	1,190	(b,f,i)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	153,669	153,904
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	171,238	174,334	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	520,000	551,712	(i)
6.11%	07/15/40	243,078	257,902	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	35,183	1,746	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	587,939	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	388,000	385,973	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.99%	02/15/47	219,667	208,037	(b,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	843,762	693,026	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	197,769	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.57%	02/15/48	3,144,514	288,676	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	3,751,192	256,409	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	355,828	355,901	(b)
4.38%	04/15/48	197,682	165,694	(b,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	200,325	169,454	(b,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	777,954	812,841
4.50%	05/15/48	801,268	809,872	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	77,561	78,060	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.89%	10/15/42	250,000	252,253	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	31,642	31,608	(b)
5.27%	10/12/52	320,000	321,749	(b)
Morgan Stanley Capital I Trust 2006-T23
6.02%	08/12/41	140,088	142,848	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.27%	12/12/49	430,000	458,792	(b)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	210,000	230,579	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	209,367	(b,i)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	270,000	221,975	(b,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	3,194,560	294,101	(b,f)

Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	589,167	608,168
4.37%	06/15/48	327,315	271,006	(b)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	200,306	174,932	(b,i)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	200,550	172,191
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	200,441	166,043	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	520,937	547,719
4.62%	12/15/47	200,305	194,403	(b)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	108,334	2,017
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	251,690
5.30%	12/15/46	170,000	167,641	(b,i)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	203,603	195,372	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	357,114	(b,i)
4.72%	03/15/47	290,000	308,980	(b)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	535,456	449,565	(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	572,985	(b)
4.59%	03/15/47	590,543	517,156	(b,i)
			28,370,146
Sovereign Bonds—1.2%
Government of Brazil
4.25%	01/07/25	400,000	350,000	(a)
Government of Colombia
2.63%	03/15/23	323,000	287,147	(h)
5.63%	02/26/44	334,000	312,290	(a)
Government of Mexico
3.60%	01/30/25	319,000	312,221	(a)
4.00%	10/02/23	208,000	211,848	(a,h)
4.60%	01/23/46	300,000	267,000	(a)
4.75%	03/08/44	398,000	363,175	(a,h)
Government of Panama
4.00%	09/22/24	200,000	197,250	(a)
Government of Peru
4.13%	08/25/27	123,000	120,540
5.63%	11/18/50	67,000	69,177
Government of Philippines
3.95%	01/20/40	200,000	202,211
4.20%	01/21/24	200,000	219,239	(a)
Government of Turkey
3.25%	03/23/23	293,000	260,703	(a,h)
4.88%	04/16/43	206,000	171,495
6.63%	02/17/45	137,000	146,197	(a)
			3,490,493
Municipal Bonds and Notes—0.9%
American Municipal Power Inc.
6.27%	02/15/50	275,000	327,816
Commonwealth of Puerto Rico
5.00%	07/01/35	610,000	572,223

Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	371,572
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	173,267
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	503,162
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	252,088
State of California
5.70%	11/01/21	280,000	327,275
State of Illinois
5.10%	06/01/33	125,000	117,100
			2,644,503
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	155,556	8,555	(k,l)
Total Bonds and Notes (Cost $295,884,470)			295,263,200

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)		12,886	328,593

Total Investments in Securities (Cost $296,206,620)			295,591,793

Short-Term Investments—7.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $22,721,479)			22,721,479	(a,d,m)

Total Investments (Cost $318,928,099)			318,313,272

Liabilities in Excess of Other Assets, net—(6.9)%			(20,571,929)

NET ASSETS—100.0%			$297,741,343

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$12,498	5.00%	06/20/20	$376,424	$591,484	$(215,060)

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2015	24	$3,849,750	$(4,196)
2 Yr. U.S. Treasury Notes Futures	December 2015	95	20,807,969	42,832

				$38,636

The Fund had the following short futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	December 2015	16	$(2,517,500)	$(46,070)
5 Yr. U.S. Treasury Notes Futures	December 2015	52	(6,266,812)	(39,722)
10 Yr. U.S. Treasury Notes Futures	December 2015	231	(29,737,641)	(249,237)

				$(335,029)

				$(296,393)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Step coupon bond.

(h)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $34,088,207 or 11.45% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2015, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$45,452,240	$—	$45,452,240
Agency Mortgage Backed	—	81,495,505	—	81,495,505
Agency Collateralized Mortgage Obligations	—	855,328	—	855,328
Asset Backed	—	942,630	—	942,630
Corporate Notes	—	132,003,800	—	132,003,800
Non-Agency Collateralized Mortgage Obligations	—	28,370,146	—	28,370,146
Sovereign Bonds	—	3,490,493	—	3,490,493
Municipal Bonds and Notes	—	2,644,503	—	2,644,503
FNMA (TBA)	—	—	8,555	8,555
Preferred Stock	328,593	—	—	328,593
Short-Term Investments	22,721,479	—	—	22,721,479

Total Investments in Securities	$23,050,072	$295,254,645	$8,555	$318,313,272

Other Financial Instruments*
Credit Default Swaps—Unrealized Depreciation	$—	$(215,060)	$—	$(215,060)
Long Futures Contracts—Unrealized Appreciation	42,832	—	—	42,832
Long Futures Contracts—Unrealized Depreciation	(4,196)	—	—	(4,196)
Short Futures Contracts—Unrealized Depreciation	(335,029)	—	—	(335,029)

Total Other Financial Instruments	$(296,393)	$(215,060)	$—	$(511,453)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2015 is not presented.

INCOME TAXES

At September 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$319,124,870	$4,297,383	$(5,108,981)	$(811,598)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: November 20, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 20, 2015